Leases - Summary of Lease Costs Recognized under ASC 842 and Other Information Pertaining to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 1,126	$ 3,351	$ 4,533	$ 4,552
Variable lease cost	123	391	632	654
Short-term lease cost	15	45	20	58
Sublease income	(650)	(2,077)	(3,098)	(989)
Total lease cost	$ 614	1,710	2,087	4,275
Cash paid for amounts included in the measurement of lease liabilities		$ 3,894	$ 4,979	$ 4,804
Weighted-average remaining lease term (in years)	4 years 4 months 24 days	4 years 4 months 24 days	4 years 4 months 24 days	4 years 9 months 18 days
Weighted-average discount rate	10.26%	10.26%	10.17%	10.05%